Note 11 - Earnings or Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Earnings per share [text block]
	Year Ended December 31,
	2020	2019
Net earnings (loss) for the year	$23,087	$(40,474)

Weighted average number of shares on issue - basic	213,879,622	201,615,489
Impact of effect on dilutive securities:
Stock options	1,705,689	—
Restricted and performance share units	293,518	—
Weighted average number of shares on issue - diluted (1)	215,878,829	201,615,489

Earnings (loss) per share - basic and diluted	$0.11	$(0.20)